Note 14. Gain On Extinguishment of Liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
County of Volusia, Florida
Extinguishment of Debt, Amount	$ 107,870	$ 107,870